Related Party Transactions and Balances - Schedule of Transactions with Related Parties (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024		Dec. 31, 2023
Purchase of machinery from a related party
Purchase of machinery from a related party		$ 24,900,000
Borrowings from related parties
Borrowings from a related parties		5,000,000		$ 93,571,624
Repayment of borrowings to a related party
Repayment of borrowings to a related party		38,093,104
Related Party [Member]
Sales and service revenue from related parties
Sales and Services revenue from related parties		127,271,262		61,504,724
Payment of operating expenses by related parties on behalf of the Company
Payment of operating expenses by related parties on behalf of the Company	88,065	79,322		104,113
Borrowings from related parties
Borrowings from a related parties		5,000,000		93,571,624
Accrual of interest expenses on borrowings from related parties
Accrual of interest expenses on borrowings from a related parties		1,397,885		3,163,557
VSUN [Member]
Sales and service revenue from related parties
Sales and Services revenue from related parties		116,937,974		61,504,724
Payment of operating expenses by related parties on behalf of the Company
Payment of operating expenses by related parties on behalf of the Company	61,069	59,802		104,113
Repayment of operating expenses to a related party paid on behalf of the Company
Repayment of operating expenses to a related party paid on behalf of the Company		148,000
Payment of long-term prepaid expenses by a related party on behalf of the Company
Payment of long-term prepaid expenses by a related party on behalf of the Company	1,596,943
Borrowings from related parties
Borrowings from a related parties				93,571,624	[1]
Repayment of borrowings to a related party
Repayment of borrowings to a related party		38,093,104	[1]
Accrual of interest expenses on borrowings from related parties
Accrual of interest expenses on borrowings from a related parties		1,382,890	[1]	3,163,557	[1]
VSUN [Member] | Related Party [Member]
Repayment of borrowings to a related party
Repayment of borrowings to a related party		1,391,911
VSun China [Member]
Sales and service revenue from related parties
Sales and Services revenue from related parties		4,743,878
Purchase of raw materials from a related party
Purchase of raw materials from a related party		48,484,527		49,601,203
Purchase of machinery from a related party
Purchase of machinery from a related party		1,542,768		126,272
Payment of operating expenses by related parties on behalf of the Company
Payment of operating expenses by related parties on behalf of the Company	26,996 [2]
Prepayments of raw materials to a related party
Prepayments of raw materials to a related party				24,845,082	[3]
VSun Bac Ninh [Member]
Sales and service revenue from related parties
Sales and Services revenue from related parties		337,346
VSun USA [Member]
Sales and service revenue from related parties
Sales and Services revenue from related parties		5,252,064
Others [Member]
Payment of operating expenses by related parties on behalf of the Company
Payment of operating expenses by related parties on behalf of the Company		19,520
Fuji Solar [Member]
Payment of offering cost by a related party on behalf of the Company
Payment of offering cost by a related party on behalf of the Company				1,179,129	[4]
Repayment of offering cost paid by a related party on behalf of the Company
Repayment of offering cost paid by a related party on behalf of the Company		81,025		1,098,104	[4]
VSUN USA [Member]
Borrowings from related parties
Borrowings from a related parties		5,000,000	[5]
Accrual of interest expenses on borrowings from related parties
Accrual of interest expenses on borrowings from a related parties		$ 14,995	[5]

[1]	For the year ended December 31, 2023, the Company borrowed loans of approximately $93.6 million (VND 2.2 trillion) from VSUN as working capital and payment for property and equipment. Each loan is matured in one year from borrowing. The interest rate of borrowings were 9.5% before August 2023, and reduced to 8% for August 2023 and further reduced to 7% since September 2023. For the year ended December 31, 2023, the Company accrued interest expenses of $3,163,557 on the borrowings.For the year ended December 31, 2024, the Company did not borrow loans, while repaid loans of approximately $38.1 million (VND 954.5 billion) to VSUN. In December 2024, VSUN reduced the interest rate of borrowings to 2%, and applied the reduced interest rate to borrowings of 2023. For the year ended December 31, 2024, the Company reversed interest expenses of 2023 in the amount of $1,505,865 as a result of reduced interest rate of borrowings.For the year ended December 31, 2024, the Company accrued interest expenses of $1,382,890 on the borrowings. For the year ended December 31, 2024, the Company paid interest expenses of $1,391,911 to VSUN.
[2]	For the period from its inception on November 8, 2022 through December 31, 2022, the operating expenses paid by VSun China on behalf of the Company represented the payroll expenses made to certain Chinese staff who worked for the Company.
[3]	For the year ended December 31, 2023, the Company also made prepayments of $24,845,082 to VSUN China for raw materials, all which were delivered to the Company in the year of 2024. For the year ended December 31, 2024, the Company did not make prepayments to VSUN China for raw materials.
[4]	For the year ended December 31, 2023, Fuji Solar paid offering cost of $1,179,129 on behalf of the Company. In the same year, the Company repaid offering cost of $1,098,104 to Fuji Solar. For the year ended December 31, 2024, the Company repaid the remaining offering cost to Fuji Solar. As of December 31, 2024, the Company had no offering cost payable due to Fuji Solar.
[5]	In December 2024, the Company borrowed a loan of $5.0 million from VSun USA as payment for property and equipment in TOYO Texas. The loan is matured in December 2025. The interest rate of borrowings were 4.2% and is payable on maturity of the borrowing. For the year ended December 31, 2024, the Company accrued interest expenses of $14,995.